Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
The following table represents the changes in accumulated other comprehensive income (loss), net of tax, for the year ended December 31, 2015 (in thousands):

Gains and Losses on Cash Flow Hedges
Balance as of December 31, 2014	$5,420
Other comprehensive income before reclassifications:
Change in fair value of derivatives	9,991
Income tax effect	(3,716)
Net of tax	6,275
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(17,114)
Income tax effect	6,366
Net of tax	(10,748)
Net other comprehensive loss	(4,473)
Balance as of December 31, 2015	$947
The following table represents the changes in accumulated other comprehensive income (loss), net of tax, for the year ended December 31, 2016 (in thousands):

	Gains and Losses on Cash Flow Hedges	Change in Valuation Allowance	Total
Balance as of December 31, 2015	$947	$—	$947
Other comprehensive income before reclassifications:
Change in fair value of derivatives	(4,447)	—	(4,447)
Income tax effect	1,654	(1,654)	—
Net of tax	(2,793)	(1,654)	(4,447)
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(1,811)	—	(1,811)
Income tax effect	674	(113)	561
Net of tax	(1,137)	(113)	(1,250)
Net other comprehensive loss	(3,930)	(1,767)	(5,697)
Balance as of December 31, 2016	$(2,983)	$(1,767)	$(4,750)